Equity (Details)			1 Months Ended	6 Months Ended		12 Months Ended				27 Months Ended
	Jul. 22, 2023 USD ($)	Jul. 22, 2023 HKD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Sep. 30, 2024 HKD ($) shares	Apr. 05, 2024 shares	Mar. 31, 2024 HKD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Mar. 28, 2023 $ / shares
Equity [Line Items]
Common stock issued and outstanding shares (in Shares)				291,563,930		291,563,930						291,563,930		291,563,930
Amount of paid-up share capital				$ 64,103	$ 500,000	$ 64,103	$ 500,000			$ 12,821	$ 100,000
Net assets															$ 38,462	$ 300,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001									$ 0.0001
Common stock issued (in Shares)			291,563,930	291,563,930		291,563,930		291,563,930				291,563,930		291,563,930
Cmmon stock price (in Dollars per share) | $ / shares			$ 0.081					$ 0.081
Gross proceeds | $			$ 2,339,937					$ 2,339,937
Offering costs | $			$ 90,478
Shraes granted (in Shares)			36,000
Share based payment expenses | $								$ 36,000
Stockholders principal | $									$ 25,641
Invested additional share capital | $		$ 1,170,000
Huihe Zheng [Member]
Equity [Line Items]
Invested additional share capital | $	$ 150,000
Yeetah [Member]
Equity [Line Items]
Net assets				$ 64,103		$ 64,103						$ 500,000		$ 500,000
Minimum [Member]
Equity [Line Items]
Common stock issued and outstanding shares (in Shares)				29,156,393								29,156,393	29,156,393
Common stock issued (in Shares)				29,156,393								29,156,393
Minimum [Member] | Subsequent Event [Member]
Equity [Line Items]
Common stock issued and outstanding shares (in Shares)													29,156,393
Maximum [Member]
Equity [Line Items]
Common stock issued and outstanding shares (in Shares)				291,563,930								291,563,930	291,563,930
Common stock issued (in Shares)				291,563,930								291,563,930
Maximum [Member] | Subsequent Event [Member]
Equity [Line Items]
Common stock issued and outstanding shares (in Shares)													291,563,930
Common Stock [Member]
Equity [Line Items]
Common stock issued (in Shares)			289,104,000					289,104,000